Restrictions on Subsidiary Dividends and Loans or Advances - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Nov. 22, 2011
Additional amount of dividends that could be declare without regulatory approval	$ 1.26
Regulatory limits on transfer of capital and surplus by a banking subsidiary to the Corporation and certain of its affiliates	10.00%
Regulatory limits on aggregate transfer of capital and surplus by banking subsidiaries to the Corporation	20.00%
Amount of total consolidated assets requirement to submit annual capital plans to the Federal Reserve Board for review according to Dodd-Frank Act		$ 50